Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event
26.	SUBSEQUENT EVENT
Normal Course Issuer Bid
Subsequent to December 31, 2019, the Company purchased 1,955,518 Common Shares for cancellation and 177,103 Common Shares to satisfy stock-based compensation awards, each under an existing normal course issuer bid for cash consideration of $101 million.